Osterweis Emerging Opportunity Fund
SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 92.7%
Aerospace & Defense: 3.9%
34,231	Axon Enterprise, Inc. [1]	$8,842,894

Beverages: 1.9%
78,150	Celsius Holdings, Inc. [1]	4,260,738

Biotechnology: 5.0%
71,090	Bridgebio Pharma, Inc. [1]	2,869,903
13,990	Cytokinetics, Inc. [1]	1,168,025
12,039	Madrigal Pharmaceuticals, Inc. [1]	2,785,584
70,610	Natera, Inc. [1]	4,423,011
		11,246,523
Building Products: 1.9%
144,335	Zurn Elkay Water Solutions Corp.	4,244,892

Chemicals: 3.5%
63,945	Innospec, Inc.	7,880,582

Electrical Equipment: 1.4%
24,150	Generac Holdings, Inc. [1]	3,121,146

Financial Services: 2.0%
148,255	Dlocal Ltd. - Class A [1]	2,622,631
95,755	Remitly Global, Inc. [1]	1,859,562
		4,482,193
Health Care Equipment & Supplies: 14.7%
83,304	Axonics, Inc. [1]	5,184,008
23,271	Inspire Medical Systems, Inc. [1]	4,734,020
28,838	Insulet Corp. [1]	6,257,268
58,320	Lantheus Holdings, Inc. [1]	3,615,840
30,128	Shockwave Medical, Inc. [1]	5,741,192
51,900	TransMedics Group, Inc. [1]	4,096,467
21,684	UFP Technologies, Inc. [1]	3,730,515
		33,359,310
Health Care Providers & Services: 5.5%
58,240	Ensign Group, Inc.	6,535,111
158,595	Progyny, Inc. [1]	5,896,562
		12,431,673
Hotels, Restaurants & Leisure: 1.1%
59,675	Cava Group, Inc. [1]	2,564,832

Household Durables: 3.0%
19,650	Cavco Industries, Inc. [1]	6,811,083

Machinery: 2.8%
21,876	RBC Bearings, Inc. [1]	6,232,254

Oil, Gas & Consumable Fuels: 1.9%
205,940	Magnolia Oil & Gas Corp. - Class A	4,384,463

Personal Care Products: 3.0%
47,835	elf Beauty, Inc. [1]	6,904,504

Professional Services: 5.9%
139,045	KBR, Inc.	7,704,483
256,760	Verra Mobility Corp. [1]	5,913,183
		13,617,666
Real Estate Management & Development: 3.8%
53,063	FirstService Corp.	8,600,981

Semiconductors & Semiconductor Equipment: 10.1%
290,655	ACM Research, Inc. - Class A [1]	5,679,399
110,190	MACOM Technology Solutions Holdings, Inc. [1]	10,242,160
45,312	Onto Innovation, Inc. [1]	6,928,205
		22,849,764
Software: 17.9%
428,300	Clearwater Analytics Holdings, Inc. - Class A [1]	8,578,849
181,880	DoubleVerify Holdings, Inc. [1]	6,689,546
63,720	Five9, Inc. [1]	5,014,127
41,955	Guidewire Software, Inc. [1]	4,574,773
24,001	Manhattan Associates, Inc. [1]	5,167,895
33,180	Procore Technologies, Inc. [1]	2,296,720
40,955	SPS Commerce, Inc. [1]	7,938,717
		40,260,627
Textiles, Apparel & Luxury Goods: 1.4%
121,275	On Holding AG - Class A [1]	3,270,787

Trading Companies & Distributors: 2.0%
98,765	FTAI Aviation Ltd.	4,582,696
TOTAL COMMON STOCKS (Cost $171,241,466)		209,949,608

Shares
SHORT-TERM INVESTMENTS: 6.0%
Money Market Funds: 6.0%
13,663,921	Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.221% [2]	13,663,921
Total Money Market Funds: 6.0%		13,663,921

TOTAL SHORT-TERM INVESTMENTS (Cost $13,663,921)		13,663,921

TOTAL INVESTMENTS IN SECURITIES: 98.7% (Cost $184,905,387)		223,613,529
Other Assets in Excess of Liabilities: 1.3%		2,984,472
TOTAL NET ASSETS: 100.0%		$226,598,001
T a

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Osterweis Emerging Opportunity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$209,949,608	$–	$–	$209,949,608
Short-Term Investments	13,663,921	–	–	13,663,921
Total Investments in Securities	$223,613,529	$–	$–	$223,613,529